Nature of Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Oct. 31, 2011	Jul. 31, 2011
Nature of Operations and Basis of Presentation
Nature of Operations and Basis of Presentation

Note 1—Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (the “Company”) was incorporated under the name of Netventory Solutions Inc., in the state of Nevada on February 8, 2008 to pursue the business of inventory management solutions.  On March 1, 2011, Netventory Solutions Inc. completed a merger with its subsidiary OncoSec Medical Incorporated and, as a result, changed its name to OncoSec Medical Incorporated.  On March 24, 2011, the Company completed the acquisition of certain technology and related assets from Inovio Pharmaceuticals, Inc. (“Inovio”) pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) dated March 14, 2011.  The acquired technology and related assets relate to the use of drug-medical device combination products for the treatment of different cancers.  With this acquisition, the Company is now focusing its efforts in the biomedical industry and abandoning its efforts in the online inventory services industry.  Prior to the acquisition of the assets from Inovio, the Company had been inactive since March 2010 and had no continuing operations other than those of a company seeking a business opportunity.  The Company has not produced any revenues from its newly acquired assets and is considered a development stage company.

The accompanying consolidated financial statements include the accounts of OncoSec Medical Incorporated and its wholly-owned inactive subsidiary, OncoSec Medical Therapeutics Incorporated (“OncoSec Medical Therapeutics”), which was acquired on June 3, 2011.  The Company acquired all of the outstanding common stock as of the acquisition date for a total purchase price of $1,000.  OncoSec Medical Therapeutics was incorporated in Delaware on July 2, 2010.  There have been no significant transactions related to this subsidiary since its inception.  All significant intercompany transactions and balances have been eliminated at consolidation.

Certain reclassifications have been made to the prior interim period consolidated financial statements, including the aggregation of certain operating expenses into the classification of general and administrative expenses to conform to the presentation used for the interim period ended October 31, 2011.  The reclassifications had no effect on previously reported net losses.

Note 1—Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (“the Company”) was incorporated under the name of Netventory Solutions Inc., in the state of Nevada on February 8, 2008 to pursue the business of inventory management solutions.  On March 1, 2011, Netventory Solutions Inc. completed a merger with its subsidiary OncoSec Medical Incorporated and, as a result, changed its name to OncoSec Medical Incorporated.  On March 24, 2011, the Company completed the acquisition of certain technology and related assets from Inovio Pharmaceuticals, Inc. (“Inovio”) pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) dated March 14, 2011.  The acquired technology and related assets relate to the use of drug-medical device combination products for the treatment of different cancers.  With this acquisition, the Company is now focusing its efforts in the biomedical industry and abandoning its efforts in the online inventory services industry.  Prior to the acquisition of the assets from Inovio, the Company had been inactive since March 2010 and had no continuing operations other than those of a company seeking a business opportunity.  The Company has not produced any revenues from its newly acquired assets and is considered a development stage company.

The accompanying consolidated financial statements include the accounts of OncoSec Medical Incorporated and its wholly-owned inactive subsidiary, OncoSec Medical Therapeutics Incorporated (“OncoSec Medical Therapeutics”), which was acquired on June 3, 2011.  The Company acquired all of the outstanding common stock as of the acquisition date for a total purchase price of $1,000.  OncoSec Medical Therapeutics was incorporated in Delaware on July 2, 2010.  There have been no significant transactions related to this subsidiary since its inception.  All significant intercompany transactions and balances have been eliminated at consolidation.

Certain reclassifications have been made to the prior year consolidated financial statements, including the aggregation of certain operating expenses into the classification of general and administrative expenses to conform to the presentation used for the annual period ended July 31, 2011.  The reclassifications had no effect on previously reported net losses.